EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

		Accumulated	Net book
	Cost	amortization	value
	$	$	$
2012
Furniture and fixtures	37,137	30,942	6,195
Computer equipment	100,132	92,632	7,500
Leasehold improvement	25,674	25,674	-
Vehicle	36,683	26,863	9,820
	199,626	176,111	23,515
2011
Furniture and fixtures	35,419	27,889	7,530
Computer equipment	97,773	87,167	10,606
Leasehold improvement	26,642	26,642	-
Vehicle	36,387	18,004	18.383
	196,221	159,702	36,519